Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares India Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 24, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2017